Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Receivables
Schedule of receivables, including amounts due under long-term contracts (contract receivables)

	March 31
	2012	2011
Billed receivables
U.S. Government contracts	$241,701	$189,471
Commercial and other	215,653	227,579
Unbilled receivables
U.S. Government contracts	447,572	432,342
Commercial and other	135,877	105,640
Less allowance for doubtful accounts	(11,648)	(9,421)
Net receivables	$1,029,155	$945,611

Schedule of reconciliation of changes in ATK's allowance for doubtful accounts

Balance at April 1, 2010	$9,848
Expense	5,432
Write-offs	(201)
Reversals and other adjustments	(5,658)
Balance at March 31, 2011	9,421
Expense	5,317
Write-offs	(377)
Reversals and other adjustments	(2,713)
Balance at March 31, 2012	$11,648